Organization and Description of Business (Details) - USD ($)			3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 22, 2021	Feb. 17, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Business Acquisition [Line Items]
Accumulated deficit			$ 7,729,664	$ 7,729,664	$ (1,419,645)		$ (1,419,645)
Net loss			(286,223)	9,149,309	(1,419,645)
Value of common shares issued to certain investors					25,000
Humacyte, Inc.
Business Acquisition [Line Items]
Accumulated deficit			425,595,000	425,595,000	$ 388,096,000		388,096,000	$ 321,572,000	$ 234,289,000
Net loss				37,499,000		$ 32,552,000	$ 66,524,000	$ 85,422,000
Substantial Doubt about Going Concern, within One Year [true false]	true
Alpha Healthcare Acquisition Corp. and Hunter Merger Sub, Inc. | Humacyte, Inc.
Business Acquisition [Line Items]
Accumulated deficit			$ 425,700,000	425,700,000
Net loss				$ 37,500,000
Value of common shares issued to certain investors		$ 175,000,000
Goodwill		0
Intangible assets		$ 0